united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND

SIERRA STRATEGIC INCOME FUND

Semi-Annual Report

March 31, 2018

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

 Member FINRA

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, compared to its benchmarks:

						Annualized	Annualized	Annualized
			Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2018	March 31, 2018	March 31, 2018
Sierra Tactical All Asset Fund – Class A	0.68%	5.11%	1.87%	2.13%	5.39%	5.16%	—	—
Sierra Tactical All Asset Fund – Class A with load	(5.12)%	(0.93)%	(0.12)%	0.93%	4.77%	4.56%	—	—
Sierra Tactical All Asset Fund – Class C	0.30%	4.28%	1.10%	1.36%	—	—	2.53%	—
Sierra Tactical All Asset Fund – Class I	0.64%	5.07%	1.85%	2.12%	5.37%	5.14%	—	—
Sierra Tactical All Asset Fund – Class R	0.81%	5.37%	2.11%	2.37%	5.62%	5.38%	—	—
Sierra Tactical All Asset Fund – Class A1	0.60%	4.90%	1.71%	1.97%	—	—	—	2.48%
Sierra Tactical All Asset Fund – Class A1 with load	(5.17)%	(1.15)%	(0.28)%	0.76%	—	—	—	1.44%
Sierra Tactical All Asset Fund – Class I1	0.58%	4.93%	1.71%	1.98%	—	—	—	2.50%
Morningstar Allocation 15%-30% Equity Category Average	0.10%	3.13%	2.45%	2.75%	3.72%	3.40%	4.36%	3.67%
Morningstar Allocation 30%-50% Equity Category Average	0.89%	5.18%	3.60%	3.98%	4.44%	4.04%	5.60%	5.16%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.44% for Class A, 2.43% for Class I shares, 2.19% for Class R shares, 3.19% for Class C shares, 2.59% for Class A1 and Class I1 shares per the January 29, 2018 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, I and R shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for A1 and I1 shares.

The Morningstar Allocation 15%-30% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

The Morningstar Allocation 30%-50% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%.

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2018

The Fund’s top asset classes as of March 31, 2018, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Aggregate Bond	18.5%
Emerging Markets Bond	12.0%
Preferred	9.2%
Muni High Yield	8.8%
Bank Loans	8.4%
Aggregate Bond Long	5.0%
Blend Small Cap	4.9%
Muni National Long	4.3%
High Yield Bond	4.3%
Foreign Blend	4.0%
Other, Cash & Cash Equivalents	20.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA STRATEGIC INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception**-
	Six Months	One Year	Three Year	Five Year	March 31, 2018
Sierra Strategic Income Fund – Class A	0.04%	3.12%	2.67%	2.93%	4.03%
Sierra Strategic Income Fund – Class A with load	(5.72)%	(2.82)%	0.66%	1.71%	3.05%
Sierra Strategic Income Fund – Class C	(0.24)%	2.49%	2.05%	2.31%	3.40%
Sierra Strategic Income Fund – Class I	0.04%	3.11%	2.67%	2.92%	4.05%
Sierra Strategic Income Fund – Class R	0.24%	3.49%	3.00%	3.27%	4.36%
Sierra Strategic Income Fund – Class Y	0.28%	3.55%	2.99%	3.27%	4.36%
Bloomberg Barclays U.S. Capital Aggregate Bond Index	(1.08)%	1.20%	1.20%	1.82%	2.21%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 2.18 % for Class A and Class I shares, 1.80% for Class R shares, 1.78% for Class Y shares and 2.78% for Class C shares per the January 29, 2018 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg Barclays U.S. Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA STRATEGIC INCOME FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2018

The Fund’s top asset classes as of March 31, 2018, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Emerging Markets Bond	14.4%
Aggregate Bond	12.4%
Bank Loans	10.4%
High Yield Bond	10.1%
Preferred	9.4%
Muni High Yield	9.3%
Emerging Market Bond Local Currency	8.6%
Asset - Backed Securities	8.4%
Convertible	4.9%
Foreign Aggregate Bond	3.3%
Other, Cash & Cash Equivalents	8.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 3.1%
	EMERGING MARKETS - 0.9%
106,000	iShares MSCI Emerging Markets ETF	$5,117,680

	ENERGY - 1.5%
651,500	United States Oil Fund LP **	8,528,135

	PREFERRED - 0.7%
117,000	iShares US Preferred Stock ETF	4,394,520

	TOTAL EXCHANGE TRADED FUNDS (Cost $18,325,023)	18,040,335

	MUTUAL FUNDS - 92.0%
	AGGREGATE BOND - 18.5%
10,524,652	BBH Limited Duration Fund - Institutional Class	106,930,251

	AGGREGATE BOND LONG - 5.0%
4,144,108	Putnam Diversified Income Trust - Class Y	29,050,197

	AGGREGATE BOND SHORT - 1.7%
869,805	Thompson Bond Fund - Retail Class	9,933,172

	AGGREGATE BOND ULTRA SHORT - 1.0%
583,070	Putnam Short Duration Income Fund - Class Y	5,865,686

	BANK LOANS - 8.4%
5,968,600	Oppenheimer Senior Floating Rate Fund - Class Y	48,465,035

	BLEND SMALL CAP - 4.9%
826,115	Virtus KAR Small-Cap Core Fund - Class I **	28,327,494

	DERIVATIVE - 0.5%
35,202	Rydex Commodities Strategy Fund - Class H	3,161,827

	EMERGING MARKETS BOND - 12.0%
1,884,988	DoubleLine Emerging Markets Fixed Income Bond Fund - Class I	19,641,571
2,399,394	PIMCO Emerging Markets Bond Fund - Institutional Class	24,929,707
3,000,931	TCW Emerging Markets Income Fund - Institutional Class	24,997,752
		69,569,030
	EVENT DRIVEN MERGER ARBITRAGE - 2.3%
795,277	The Merger Fund - Investor Class	12,986,874

	FOREIGN AGGREGATE BOND - 1.7%
905,290	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	9,759,025

See accompanying notes to financial statements.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	FOREIGN BLEND - 4.0%
300,829	Oppenheimer Global Opportunities Fund - Class Y	$22,826,880

	HIGH YIELD BOND - 4.3%
4,347,828	MainStay High Yield Corporate Bond Fund - Class I	24,565,230

	LONG SHORT - 1.7%
829,213	BlackRock Global Long/Short Equity Fund - Institutional Class	9,983,723

	MANAGED FUTURES SYSTEMATIC - 0.0%
1	361 Managed Futures Fund - Class I **	11

	MARKET NEUTRAL - 1.5%
720,756	AQR Equity Market Neutral Fund - Class I	8,822,059

	MORTGAGE-BACKED - 1.8%
918,393	PIMCO Mortgage Opportunities Fund - Institutional Class	10,120,691

	MUNICIPAL HIGH YIELD - 8.8%
2,976,694	Nuveen High Yield Municipal Bond Fund - Class I	50,901,475

	MUNI NATIONAL LONG - 4.3%
2,467,785	Prudential Muni High Income Fund - Class Z	25,023,341

	NATURAL RESOURCES SECTOR - 0.4%
434,206	US Global Investors - Global Resources Fund - Class A	2,553,132

	PREFERRED - 9.2%
236,011	Nuveen Preferred Securities Fund - Class I	4,059,386
4,832,106	Principal Preferred Securities Fund - Institutional Class	49,045,874
		53,105,260

	TOTAL MUTUAL FUNDS (Cost $529,004,586)	531,950,393

	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND - 5.1%
29,256,533	Goldman Sachs Financial Square Funds- Government Fund to Yield 0.97% * (Cost $29,256,533)	29,256,533

	TOTAL INVESTMENTS - 100.2% (Cost $576,586,142)	$579,247,261
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(821,879)
	NET ASSETS - 100.0%	$578,425,382

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	MUTUAL FUNDS - 100.1%
	AGGREGATE BOND - 12.4%
9,715,365	BBH Limited Duration Fund - Institutional Class	$98,707,913
1,802,769	MainStay Floating Rate Fund - Class I	16,837,863
1,411,287	PIMCO Income Fund - Institutional Class	17,231,814
		132,777,590
	AGGREGATE BOND LONG - 0.2%
289,601	Putnam Diversified Income Trust - Class Y	2,030,105

	AGGREGATE BOND SHORT - 3.0%
2,785,064	Thompson Bond Fund - Retail Class	31,805,429

	AGGREGATE BOND ULTRA SHORT- 2.6%
2,754,281	Putnam Short Duration Income Fund - Class Y	27,708,067

	ASSET-BACKED SECURITIES - 8.4%
3,924,432	AlphaCentric Income Opportunities Fund - Class I	48,034,890
2,122,633	Angel Oak Multi-Strategy Income Fund - Institutional Class	23,815,942
1,639,254	Deer Park Total Return Credit Fund - Class I	18,506,965
		90,357,797
	BANK LOANS - 10.4%
3,262,247	Invesco Floating Rate Fund - Class Y	24,727,835
10,657,120	Oppenheimer Senior Floating Rate Fund - Class Y	86,535,818
		111,263,653
	CONVERTIBLE - 4.9%
2,375,624	Franklin Convertible Securities Fund - Advisor Class	48,415,227
230,765	Victory INCORE Investment Grade Convertible Fund - Class I	3,814,544
		52,229,771
	EMERGING MARKET BOND LOCAL CURRENCY - 8.6%
4,073,689	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	33,770,882
1,032,120	Ashmore Emerging Markets Total Return Fund - Institutional Class	8,917,516
6,313,183	PIMCO Emerging Local Bond Fund - Institutional Class	49,432,224
		92,120,622
	EMERGING MARKETS BOND - 14.4%
107,882	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Institutional Class	1,008,692
1,312,537	Franklin Emerging Market Debt Opportunities Fund - Advisor Class	15,697,943
4,171,379	JPMorgan Emerging Markets Debt Fund - Class I	33,996,741
512,157	MainStay Emerging Markets Debt Fund - Class I	5,398,140
2,751,483	Payden Emerging Markets Bond Fund - Investor Class	38,245,098
3,197,677	PIMCO Emerging Markets Bond Fund - Institutional Class	33,223,861
429,491	PIMCO Emerging Markets Corporate Bond Fund - Institutional Class	4,531,128
291,135	PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional Class	2,297,052
2,409,593	TCW Emerging Markets Income Fund - Institutional Class	20,071,910
		154,470,565

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	FIXED INCOME DIVERSIFIED - 1.8%
1,735,830	PIMCO Unconstrained Bond Fund - Institutional Class	$18,764,327

	FOREIGN AGGREGATE BOND - 3.3%
420,450	Dodge & Cox Global Bond Fund - Class A	4,603,928
207,917	PIMCO Credit Absolute Return Fund - Institutional Class	2,095,800
2,676,610	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	28,853,856
		35,553,584
	HIGH YIELD BOND - 10.1%
454,820	Barings Global Credit Income Opportunities Fund - Class Y	4,263,660
2,019,777	City National Rochdale Fixed Income Opportunities Fund - Class N	51,928,473
9,207,622	MainStay High Yield Corporate Bond Fund - Class I	52,023,062
4,899	Principal High Yield Fund - Institutional Class	35,570
		108,250,765
	MARKET NEUTRAL - 1.3%
1,096,508	AQR Equity Market Neutral Fund - Class I	13,421,262

	MORTGAGE-BACKED - 0.0%
2	PIMCO Mortgage Opportunities Fund - Institutional Class	18

	MUNICIPAL HIGH YIELD - 9.3%
4,666,719	Nuveen High Yield Municipal Bond Fund - Class I	79,800,887
2,224,498	PIMCO High Yield Municipal Bond Fund - Institutional Class	19,975,989
		99,776,876
	PREFERRED - 9.4%
3,981,409	Nuveen Preferred Securities Fund - Class I	68,480,235
363,985	Pimco Captial Securities and Financials Fund - Institutional Class	3,752,682
2,804,628	Principal Preferred Securities Fund - Institutional Class	28,466,978
		100,699,895

	TOTAL MUTUAL FUNDS (Cost $1,068,075,587)	1,071,230,326

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
1,555,561	Goldman Sachs Financial Square Funds-
	Government Fund to Yield 0.97% * (Cost $1,555,561)	1,555,561

	TOTAL INVESTMENTS - 100.2% (Cost $1,069,631,148)	$1,072,785,887
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(2,431,306)
	NET ASSETS - 100%	$1,070,354,581

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

**	Non-Income producing security.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

	Sierra Tactical All	Sierra Strategic
	Asset Fund	Income Fund
ASSETS
Investment securities:
At cost	$576,586,142	$1,069,631,148
At value	$579,247,261	$1,072,785,887
Receivable for Fund shares sold	574,096	1,810,444
Dividends and interest receivable	12,554	187,573
Prepaid expenses and other assets	83,932	47,680
TOTAL ASSETS	579,917,843	1,074,831,584

LIABILITIES
Payable for investments purchased	—	1,555,550
Payable for Fund shares repurchased	731,041	2,050,016
Investment advisory fees payable	590,327	662,552
Distribution (12b-1) fees payable	73,860	173,154
Payable to related parties	27,440	34,864
Accrued expenses and other liabilities	69,793	867
TOTAL LIABILITIES	1,492,461	4,477,003
NET ASSETS	$578,425,382	$1,070,354,581

Net Assets Consist Of:
Paid in capital	$569,993,566	$1,067,791,470
Undistributed net investment income (loss)	(238,668)	1,479,727
Accumulated net realized gain (loss) from security transactions	6,009,365	(2,071,355)
Net unrealized appreciation of investments	2,661,119	3,154,739
NET ASSETS	$578,425,382	$1,070,354,581

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2018

	Sierra Tactical All	Sierra Strategic
	Asset Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$39,915,266	$78,594,344
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,718,172	3,719,130
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.23	$21.13
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.65	$22.42

Class C Shares:
Net Assets	$65,342,290	$136,964,030
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,790,992	6,496,838
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.41	$21.08

Class I Shares:
Net Assets	$27,808,188	$92,679,754
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,198,945	4,379,569
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.19	$21.16

Class R Shares:
Net Assets	$433,991,618	$762,101,196
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	18,839,022	36,215,318
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.04	$21.04

Class Y Shares:
Net Assets		$15,257
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		727
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share		$20.99

Class A1 Shares:
Net Assets	$3,360,557
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	143,217
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.46
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.89

Class I1 Shares:
Net Assets	$8,007,463
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	342,769
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.36

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

	Sierra Tactical All	Sierra Strategic
	Asset Fund	Income Fund
INVESTMENT INCOME
Dividends	$11,007,075	$21,825,756
Interest	72,556	65,155
TOTAL INVESTMENT INCOME	11,079,631	21,890,911

EXPENSES
Investment advisory fees	3,274,715	3,603,022
Distribution (12b-1) fees:
Class A	52,136	146,956
Class C	330,163	630,763
Class I	33,780	202,395
Class A1	6,442	—
Class I1	19,034	—
Shareholder service fees	181,285	231,288
Administrative services fees	151,051	285,765
Registration fees	53,922	37,896
Accounting services fees	39,564	63,730
Transfer agent fees	36,743	91,494
Printing and postage expenses	29,910	41,407
Custodian fees	20,795	31,077
Professional fees	17,552	18,004
Compliance officer fees	11,242	15,040
Insurance expense	6,483	9,972
Trustees fees and expenses	6,207	5,966
Other expenses	2,057	5,332
TOTAL EXPENSES	4,273,081	5,420,107

Plus: Recapture of fees waived by the Adviser	—	6,162

NET EXPENSES	4,273,081	5,426,269
NET INVESTMENT INCOME	6,806,550	16,464,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	11,843,351	(150,577)
Distributions of capital gains from underlying investment companies	2,946,614	202,346
	14,789,965	51,769

Net change in unrealized depreciaiton of investments	(18,533,863)	(15,785,136)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,743,898)	(15,733,367)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,062,652	$731,275

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2018	September 30,
	(Unaudited)	2017
FROM OPERATIONS
Net investment income	$6,806,550	$10,963,731
Net realized gain from security transactions	11,843,351	8,339,278
Distributions of capital gains from underlying investment companies	2,946,614	236,033
Net change in unrealized depreciation of investments	(18,533,863)	(2,082,192)
Net increase in net assets resulting from operations	3,062,652	17,456,850

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(595,412)	(1,027,706)
Class C	(701,649)	(1,094,303)
Class I	(392,751)	(689,973)
Class R	(6,278,480)	(8,120,973)
Class A1	(44,657)	(68,970)
Class I1	(115,098)	(277,790)
Net decrease in net assets resulting from distributions to shareholders	(8,128,047)	(11,279,715)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,640,779	7,583,857
Class C	6,193,531	8,811,379
Class I	3,366,860	2,877,437
Class R	140,587,003	163,552,260
Class A1	722,749	477,995
Class I1	7,749,557	1,346,125
Net asset value of shares issued in reinvestment of distributions:
Class A	569,400	973,054
Class C	675,924	1,053,333
Class I	347,244	612,442
Class R	6,061,586	7,527,952
Class A1	37,958	58,423
Class I1	98,585	245,406
Payments for shares redeemed:
Class A	(6,140,484)	(20,454,108)
Class C	(8,111,595)	(23,594,084)
Class I	(3,478,596)	(13,347,217)
Class R	(59,414,419)	(104,797,468)
Class A1	(493,640)	(718,888)
Class I1	(10,910,252)	(5,528,745)
Net increase in net assets resulting from shares of beneficial interest	81,502,190	26,679,153

TOTAL INCREASE IN NET ASSETS	76,436,795	32,856,288

NET ASSETS
Beginning of Period	501,988,587	469,132,299
End of Period *	$578,425,382	$501,988,587
* Includes undistributed net investment income (loss) of:	$(238,668)	$1,082,829

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2018	September 30,
	(Unaudited)	2017
SHARE ACTIVITY
Class A:
Shares Sold	154,216	329,453
Shares Reinvested	24,326	42,710
Shares Redeemed	(260,480)	(895,463)
Net decrease in shares of beneficial interest outstanding	(81,938)	(523,300)

Class C:
Shares Sold	260,562	382,635
Shares Reinvested	28,633	45,939
Shares Redeemed	(341,292)	(1,023,440)
Net decrease in shares of beneficial interest outstanding	(52,097)	(594,866)

Class I:
Shares Sold	143,538	126,028
Shares Reinvested	14,861	26,928
Shares Redeemed	(147,746)	(586,371)
Net increase (decrease) in shares of beneficial interest outstanding	10,653	(433,415)

Class R:
Shares Sold	6,015,866	7,195,443
Shares Reinvested	261,353	332,373
Shares Redeemed	(2,540,722)	(4,607,567)
Net increase in shares of beneficial interest outstanding	3,736,497	2,920,249

Class A1
Shares Sold	30,370	20,829
Shares Reinvested	1,605	2,539
Shares Redeemed	(20,607)	(30,918)
Net increase (decrease) in shares of beneficial interest outstanding	11,368	(7,550)

Class I1
Shares Sold	325,094	58,669
Shares Reinvested	4,186	10,726
Shares Redeemed	(462,599)	(239,534)
Net decrease in shares of beneficial interest outstanding	(133,319)	(170,139)

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2018	September 30,
	(Unaudited)	2017
FROM OPERATIONS
Net investment income	$16,464,642	$20,615,590
Net realized gain (loss) from security transactions	(150,577)	7,531,350
Distributions of capital gains from underlying investment companies	202,346	55,687
Net change in unrealized depreciation of investments	(15,785,136)	(1,335,074)
Net increase in net assets resulting from operations	731,275	26,867,553

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,096,392)	(1,851,701)
Class C	(1,555,903)	(2,100,507)
Class I	(1,511,678)	(2,754,662)
Class R	(11,094,453)	(13,874,083)
Class Y	(260)	(2,501)
Net decrease in net assets resulting from distributions to shareholders	(15,258,686)	(20,583,454)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	22,402,608	48,455,324
Class C	39,024,894	59,192,535
Class I	22,814,265	62,155,944
Class R	292,286,012	341,442,186
Net asset value of shares issued in reinvestment of distributions:
Class A	983,835	1,708,041
Class C	1,478,604	2,001,444
Class I	1,431,022	2,628,576
Class R	10,704,351	13,530,042
Class Y	260	2,501
Payments for shares redeemed:
Class A	(16,680,978)	(33,355,393)
Class C	(16,672,353)	(21,862,404)
Class I	(35,128,240)	(47,252,885)
Class R	(83,658,200)	(108,378,240)
Class Y	(44,425)	(47,142)
Net increase in net assets resulting from shares of beneficial interest	238,941,655	320,220,529

TOTAL INCREASE IN NET ASSETS	224,414,244	326,504,628

NET ASSETS
Beginning of Period	845,940,337	519,435,709
End of Period *	$1,070,354,581	$845,940,337
* Includes undistributed net investment income of:	$1,479,727	$273,771

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2018	September 30,
	(Unaudited)	2017
SHARE ACTIVITY
Class A:
Shares Sold	1,047,689	2,289,604
Shares Reinvested	46,156	80,618
Shares Redeemed	(779,768)	(1,575,616)
Net increase in shares of beneficial interest outstanding	314,077	794,606

Class C:
Shares Sold	1,830,102	2,797,361
Shares Reinvested	69,536	94,617
Shares Redeemed	(782,391)	(1,033,779)
Net increase in shares of beneficial interest outstanding	1,117,247	1,858,199

Class I:
Shares Sold	1,066,388	2,934,173
Shares Reinvested	67,017	123,902
Shares Redeemed	(1,644,124)	(2,228,865)
Net increase (decrease) in shares of beneficial interest outstanding	(510,719)	829,210

Class R:
Shares Sold	13,748,635	16,177,241
Shares Reinvested	504,416	640,569
Shares Redeemed	(3,930,981)	(5,133,719)
Net increase in shares of beneficial interest outstanding	10,322,070	11,684,091

Class Y:
Shares Reinvested	12	119
Shares Redeemed	(2,084)	(2,239)
Net decrease in shares of beneficial interest outstanding	(2,072)	(2,120)

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$23.41		$23.13		$22.36	$23.29	$23.05	$23.68
Activity from investment operations:
Net investment income (1)	0.29		0.51		0.48	0.53	0.71	0.58
Net realized and unrealized gain (loss) on investments	(0.14)		0.30		0.78	(0.99)	0.50	(0.70)
Total from investment operations	0.16		0.81		1.26	(0.46)	1.21	(0.12)
Less distributions from:
Net investment income	(0.34)		(0.53)		(0.49)	(0.47)	(0.85)	(0.51)
Net realized gains	—		—		—	—	(0.06)	—
Return of capital	—		—		—	—	(0.06)	—
Total distributions	(0.34)		(0.53)		(0.49)	(0.47)	(0.97)	(0.51)
Net asset value, end of period	$23.23		$23.41		$23.13	$22.36	$23.29	$23.05
Total return (2)	0.68	% (8)	3.57%		5.72%	(2.01)%	5.40%	(0.53)%
Net assets, at end of period (000s)	$39,915		$42,144		$53,733	$60,478	$89,441	$120,236
Ratio of gross expenses to average net assets (3)	1.71	% (7)	1.70	% (6)	1.75%	1.71%	1.69%	1.68%
Ratio of net expenses to average net assets (3)	1.71	% (7)	1.72	% (5)	1.75%	1.71%	1.69%	1.68%
Ratio of net investment income to average net assets (3)(4)	2.62	% (7)	2.29%		2.13%	2.28%	3.05%	2.45%
Portfolio Turnover Rate	57	% (8)	156%		153%	131%	78%	234%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$23.59		$23.30		$22.52	$23.45	$23.20	$23.90
Activity from investment operations:
Net investment income (1)	0.21		0.34		0.31	0.34	0.53	0.34
Net realized and unrealized gain (loss) on investments	(0.14)		0.30		0.79	(0.97)	0.51	(0.65)
Total from investment operations	0.07		0.64		1.10	(0.63)	1.04	(0.31)
Less distributions from:
Net investment income	(0.25)		(0.35)		(0.32)	(0.30)	(0.67)	(0.39)
Net realized gains	—		—		—	—	(0.06)	—
Return of capital	—		—		—	—	(0.06)	—
Total distributions	(0.25)		(0.35)		(0.32)	(0.30)	(0.79)	(0.39)
Net asset value, end of period	$23.41		$23.59		$23.30	$22.52	$23.45	$23.20
Total return (2)	0.30	% (8)	2.81%		4.93%	(2.72)%	4.61%	(1.33)%
Net assets, at end of period (000s)	$65,342		$67,075		$80,103	$89,132	$93,291	$99,156
Ratio of gross expenses to average net assets (3)	2.46	% (7)	2.45	% (6)	2.50%	2.47%	2.44%	2.43%
Ratio of net expenses to average net assets (3)	2.46	% (7)	2.47	% (5)	2.50%	2.47%	2.44%	2.43%
Ratio of net investment income to average net assets (3)(4)	1.86	% (7)	1.54%		1.37%	1.46%	2.26%	1.44%
Portfolio Turnover Rate	57	% (8)	156%		153%	131%	78%	234%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class I Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$23.38		$23.09		$22.32	$23.25	$23.01	$23.65
Activity from investment operations:
Net investment income (1)	0.29		0.51		0.47	0.54	0.70	0.57
Net realized and unrealized gain (loss) on investments	(0.14)		0.31		0.79	(1.00)	0.51	(0.70)
Total from investment operations	0.15		0.82		1.26	(0.46)	1.21	(0.13)
Less distributions from:
Net investment income	(0.34)		(0.53)		(0.49)	(0.47)	(0.85)	(0.51)
Net realized gains	—		—		—	—	(0.06)	—
Return of capital	—		—		—	—	(0.06)	—
Total distributions	(0.34)		(0.53)		(0.49)	(0.47)	(0.97)	(0.51)
Net asset value, end of period	$23.19		$23.38		$23.09	$22.32	$23.25	$23.01
Total return (2)	0.64	% (8)	3.62%		5.71%	(2.02)%	5.42%	(0.58)%
Net assets, at end of period (000s)	$27,808		$27,778		$37,452	$62,223	$101,798	$122,694
Ratio of gross expenses to average net assets (3)	1.71	% (7)	1.69	% (6)	1.75%	1.71%	1.69%	1.68%
Ratio of net expenses to average net assets (3)	1.71	% (7)	1.72	% (5)	1.75%	1.71%	1.69%	1.68%
Ratio of net investment income to average net assets (3)(4)	2.58	% (7)	2.28%		2.11%	2.33%	3.00%	2.45%
Portfolio Turnover Rate	57	% (8)	156%		153%	131%	78%	234%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class R Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$23.22		$22.95		$22.19	$23.12	$22.89	$23.51
Activity from investment operations:
Net investment income (1)	0.33		0.55		0.54	0.56	0.73	0.61
Net realized and unrealized gain (loss) on investments	(0.14)		0.31		0.77	(0.96)	0.53	(0.68)
Total from investment operations	0.19		0.86		1.31	(0.40)	1.26	(0.07)
Less distributions from:
Net investment income	(0.37)		(0.59)		(0.55)	(0.53)	(0.91)	(0.55)
Net realized gains	—		—		—	—	(0.06)	—
Return of capital	—		—		—	—	(0.06)	—
Total distributions	(0.37)		(0.59)		(0.55)	(0.53)	(1.03)	(0.55)
Net asset value, end of period	$23.04		$23.22		$22.95	$22.19	$23.12	$22.89
Total return (2)	0.81	% (9)	3.82%		5.99%	(1.80)%	5.64%	(0.34)%
Net assets, at end of period (000s)	$433,992		$350,668		$279,566	$228,215	$347,370	$328,794
Ratio of gross expenses to average net assets (3)(4)	1.46	% (8)	1.45	% (7)	1.50%	1.51%	1.44%	1.47%
Ratio of net expenses to average net assets (4)	1.46	% (8)	1.50	% (6)	1.50%	1.50%	1.44%	1.47%
Ratio of net investment income to average net assets (4)(5)	2.87	% (8)	2.49%		2.41%	2.45%	3.16%	2.62%
Portfolio Turnover Rate	57	% (9)	156%		153%	131%	78%	234%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class A1 Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$23.65		$23.35		$22.58	$23.51	$23.16	$23.84
Activity from investment operations:
Net investment income (1)	0.28		0.48		0.46	0.46	0.74	0.15
Net realized and unrealized gain (loss) on investments	(0.15)		0.31		0.77	(0.95)	0.43	(0.32)
Total from investment operations	0.13		0.79		1.23	(0.49)	1.17	(0.17)
Less distributions from:
Net investment income	(0.32)		(0.49)		(0.46)	(0.44)	(0.70)	(0.51)
Net realized gains	—		—		—	—	(0.06)	—
Return of capital	—		—		—	—	(0.06)	—
Total distributions	(0.32)		(0.49)		(0.46)	(0.44)	(0.82)	(0.51)
Net asset value, end of period	$23.46		$23.65		$23.35	$22.58	$23.51	$23.16
Total return (2)	0.60	% (9)	3.47%		5.53%	(2.13)%	5.21%	(0.74)%
Net assets, at end of period (000s)	$3,361		$3,118		$3,255	$2,272	$1,838	$12,103
Ratio of gross expenses to average net assets (3)(4)	1.86	% (8)	1.85	% (7)	1.90%	1.87%	1.84%	1.83%
Ratio of net expenses to average net assets (4)	1.86	% (8)	1.87	% (6)	1.90%	1.87%	1.84%	1.83	% (6)
Ratio of net investment income to average net assets (4)(5)	2.47	% (8)	2.14%		2.01%	1.96%	3.18%	0.66%
Portfolio Turnover Rate	57	% (9)	156%		153%	131%	78%	234%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class I1 Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$23.54		$23.25		$22.47	$23.39	$23.15	$23.80
Activity from investment operations:
Net investment income (1)	0.26		0.48		0.44	0.49	0.64	0.51
Net realized and unrealized gain (loss) on investments	(0.12)		0.30		0.79	(0.98)	0.54	(0.67)
Total from investment operations	0.14		0.78		1.23	(0.49)	1.18	(0.16)
Less distributions from:
Net investment income	(0.32)		(0.49)		(0.45)	(0.43)	(0.82)	(0.49)
Net realized gains	—		—		—	—	(0.06)	—
Return of capital	—		—		—	—	(0.06)	—
Total distributions	(0.32)		(0.49)		(0.45)	(0.43)	(0.94)	(0.49)
Net asset value, end of period	$23.36		$23.54		$23.25	$22.47	$23.39	$23.15
Total return (2)	0.58	% (9)	3.43%		5.56%	(2.14)%	5.23%	(0.69)%
Net assets, at end of period (000s)	$8,007		$11,205		$15,022	$22,606	$41,076	$32,220
Ratio of gross expenses to average net assets (3)(4)	1.86	% (8)	1.85	% (7)	1.90%	1.86%	1.84%	1.83%
Ratio of net expenses to average net assets (4)	1.86	% (8)	1.86	% (6)	1.90%	1.86%	1.84%	1.83	% (6)
Ratio of net investment income to average net assets (4)(5)	2.19	% (8)	2.12%		1.95%	2.12%	2.73%	2.15%
Portfolio Turnover Rate	57	% (9)	156%		153%	131%	78%	234%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.44		$21.33		$20.45	$21.22	$20.69	$21.04
Activity from investment operations:
Net investment income (1)	0.35		0.61		0.55	0.71	0.77	0.55
Net realized and unrealized gain (loss) on investments	(0.34)		0.09		0.90	(0.86)	0.66	(0.33)
Total from investment operations	0.01		0.70		1.45	(0.15)	1.43	0.22
Less distributions from:
Net investment income	(0.32)		(0.59)		(0.57)	(0.61)	(0.79)	(0.57)
Net realized gains	—		—		—	(0.01)	(0.11)	—
Total distributions	(0.32)		(0.59)		(0.57)	(0.62)	(0.90)	(0.57)
Net asset value, end of period	$21.13		$21.44		$21.33	$20.45	$21.22	$20.69
Total return (2)	0.04	% (9)	3.34%		7.21%	(0.76)%	7.11%	1.04%
Net assets, at end of period (000s)	$78,594		$72,996		$55,681	$35,302	$36,524	$29,520
Ratio of gross expenses to average net assets (3)(4)	1.35	% (8)	1.34	% (7)	1.45%	1.37%	1.36%	1.37%
Ratio of net expenses to average net assets (4)	1.35	% (8)	1.35	% (6)	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets (4)(5)	3.26	% (8)	2.87%		2.65%	3.36%	3.66%	2.59%
Portfolio Turnover Rate	35	% (9)	119%		115%	149%	73%	215%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.39		$21.29		$20.41	$21.19	$20.67	$21.03
Activity from investment operations:
Net investment income (1)	0.29		0.48		0.43	0.56	0.65	0.62
Net realized and unrealized gain (loss) on investments	(0.34)		0.09		0.90	(0.84)	0.65	(0.52)
Total from investment operations	(0.05)		0.57		1.33	(0.28)	1.30	0.10
Less distributions from:
Net investment income	(0.26)		(0.47)		(0.45)	(0.49)	(0.67)	(0.46)
Net realized gains	—		—		—	(0.01)	(0.11)	—
Total distributions	(0.26)		(0.47)		(0.45)	(0.50)	(0.78)	(0.46)
Net asset value, end of period	$21.08		$21.39		$21.29	$20.41	$21.19	$20.67
Total return (2)	(0.24	)% (9)	2.71%		6.61%	(1.37)%	6.43%	0.43%
Net assets, at end of period (000s)	$136,964		$115,067		$74,969	$38,718	$21,346	$16,597
Ratio of gross expenses to average net assets (3)(4)	1.95	% (8)	1.94	% (7)	2.05%	1.98%	1.96%	1.95%
Ratio of net expenses to average net assets (4)	1.95	% (8)	1.95	% (6)	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets (4)(5)	2.70	% (8)	2.28%		2.06%	2.67%	3.08%	2.93%
Portfolio Turnover Rate	35	% (9)	119%		115%	149%	73%	215%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class I Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.47		$21.36		$20.48	$21.24	$20.72	$21.07
Activity from investment operations:
Net investment income (1)	0.35		0.61		0.57	0.71	0.73	0.52
Net realized and unrealized gain (loss) on investments	(0.34)		0.09		0.88	(0.86)	0.70	(0.29)
Total from investment operations	0.01		0.70		1.45	(0.15)	1.43	0.23
Less distributions from:
Net investment income	(0.32)		(0.59)		(0.57)	(0.60)	(0.80)	(0.58)
Net realized gains	—		—		—	(0.01)	(0.11)	—
Total distributions	(0.32)		(0.59)		(0.57)	(0.61)	(0.91)	(0.58)
Net asset value, end of period	$21.16		$21.47		$21.36	$20.48	$21.24	$20.72
Total return (2)	0.04	% (9)	3.33%		7.21%	(0.73)%	7.07%	1.04%
Net assets, at end of period (000s)	$92,680		$104,978		$86,735	$45,292	$81,311	$31,523
Ratio of gross expenses to average net assets (3)(4)	1.35	% (8)	1.35	% (7)	1.45%	1.35%	1.36%	1.37%
Ratio of net expenses to average net assets (4)	1.35	% (8)	1.35	% (6)	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets (4)(5)	3.28	% (8)	2.88%		2.72%	3.34%	3.43%	2.45%
Portfolio Turnover Rate	35	% (9)	119%		115%	149%	73%	215%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2018		September 30,		September 30,	September 30,	September 30,		September 30,
Class R Shares	(Unaudited)		2017		2016	2015	2014		2013
Net asset value, beginning of period	$21.35		$21.25		$20.39	$21.17	$20.66		$21.02
Activity from investment operations:
Net investment income (1)	0.40		0.69		0.61	0.76	0.83		0.52
Net realized and unrealized gain (loss) on investments	(0.35)		0.08		0.90	(0.84)	0.67		(0.23)
Total from investment operations	0.05		0.77		1.51	(0.08)	1.50		0.29
Less distributions from:
Net investment income	(0.36)		(0.67)		(0.65)	(0.69)	(0.88)		(0.65)
Net realized gains	—		—		—	(0.01)	(0.11)		—
Total distributions	(0.36)		(0.67)		(0.65)	(0.70)	(0.99)		(0.65)
Net asset value, end of period	$21.04		$21.35		$21.25	$20.39	$21.17		$20.66
Total return (2)	0.24	% (9)	3.70%		7.55%	(0.42)%	7.44%		1.34%
Net assets, at end of period (000s)	$762,101		$552,839		$301,946	$217,467	$157,023		$116,203
Ratio of gross expenses to average net assets (3)(4)	0.94	% (8)	0.94	% (7)	1.05%	0.97%	0.96%		0.97%
Ratio of net expenses to average net assets (4)	0.94	% (8)	0.97	% (6)	1.00%	0.97%	0.96	% (6)	0.97%
Ratio of net investment income to average net assets (4)(5)	3.73	% (8)	3.26%		2.92%	3.61%	3.97%		2.46%
Portfolio Turnover Rate	35	% (9)	119%		115%	149%	73%		215%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursements fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,	September 30,	September 30,	September 30,	September 30,
Class Y Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.30		$21.20	$20.36	$21.14	$20.62	$20.98
Activity from investment operations:
Net investment income (1)	0.37		0.67	0.52	0.79	0.86	0.96
Net realized and unrealized gain (loss) on investments	(0.32)		0.10	0.97	(0.87)	0.65	(0.67)
Total from investment operations	0.05		0.77	1.49	(0.08)	1.51	0.29
Less distributions from:
Net investment income	(0.36)		(0.67)	(0.65)	(0.69)	(0.88)	(0.65)
Net realized gains	—		—	—	(0.01)	(0.11)	—
Total distributions	(0.36)		(0.67)	(0.65)	(0.70)	(0.99)	(0.65)
Net asset value, end of period	$20.99		$21.30	$21.20	$20.36	$21.14	$20.62
Total return (2)	0.28	% (7)	3.71%	7.46%	(0.42)%	7.51%	1.35%
Net assets, at end of period (000s)	$15		$60	$104	$5,822	$7,781	$11,261
Ratio of gross expenses to average net assets (3)(4)	0.94	% (6)	0.94%	0.97%	0.96%	0.95%	0.95%
Ratio of net expenses to average net assets (4)	0.94	% (6)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4)(5)	3.53	% (6)	3.17%	2.56%	3.75%	4.11%	4.56%
Portfolio Turnover Rate	35	% (7)	119%	115%	149%	73%	215%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), formally know as Sierra Core Retirement Fund and Sierra Strategic Income Fund (“SSIF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I, and Class R shares with STAAF also offering Class A1 and Class I1. Class C, Class I, Class R, and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for STAAF and has suspended sales of Class Y shares for SSIF, effective March 8, 2013. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,040,335	$—	$—	$18,040,335
Mutual Funds	531,950,393	—	—	531,950,393
Short-Term Investment	29,256,533	—	—	29,256,533
Total	$579,247,261	$—	$—	$579,247,261

Sierra Strategic Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,071,230,326	$—	$—	$1,071,230,326
Short-Term Investment	1,555,561	—	—	1,555,561
Total	$1,072,785,887	$—	$—	$1,072,785,887

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is each Fund’s policy to record transfers into or out of Fair Value Levels at the end of the reporting period. The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for SSIF and quarterly for STAAF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Funds’ 2017 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $353,748,139 and $298,971,593 respectively for STAAF. For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $566,186,575 and $324,174,281, respectively for SSIF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for STAAF and 0.75% of the Fund’s average daily net assets for SSIF. For the six months ended March 31, 2018, STAAF incurred $3,274,715 in advisory fees and SSIF incurred $3,603,022 in advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2019 for SSIF and STAAF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions,

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses, do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y	Class A1	Class I1
STAAF	1.75%	2.50%	1.75%	1.50%	N/A	1.90%	1.90%
SSIF	1.35%	1.95%	1.35%	1.00%	0.95%	N/A	N/A

These amounts will herein be referred to as the “expense limitations.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Expense Limitation Agreement, and either Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2018, the Adviser waived $0 with respect to STAAF and $0 with respect to SSIF under each Fund’s Expense Limitation Agreement. For the six months ended March 31, 2018, the Adviser recaptured fees in the amount of $6,162 with respect to SSIF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2019	9/30/2020
SSIF	$319,815	$18,853

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Class I, Class C, Class A1 and Class I1 shares, respectively for STAAF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of STAAF’s Class A and Class A1 shares, respectively, for the six months ended March 31, 2018 the Distributor received $94,412 and $5,041 from front-end sales charges of which $21,426 and $1,527 was retained by the principal underwriter or other affiliated broker-dealers. On sales of SSIF’s Class A shares for the six months ended March 31, 2018, the Distributor received $281,046 from front-end sales charge of which $15,814 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

For Fiscal Year Ended	Ordinary	Tax-exempt	Long-Term	Return of
9/30/2017	Income	Income	Capital Gains	Capital	Total
Sierra Core Retirement Fund	$10,057,349	$1,222,366	$—	$—	$11,279,715
Sierra Strategic Income Fund	17,930,431	2,653,023	—	—	20,583,454

For Fiscal Year Ended	Ordinary	Tax-exempt	Long-Term	Return of
9/30/2016	Income	Income	Capital Gains	Capital	Total
Sierra Core Retirement Fund	$9,546,570	$—	$—	$—	9,546,570
Sierra Strategic Income Fund	11,599,766	—	—	—	11,599,766

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss		Total
	Ordinary	Tax-exempt	and	Carry	Unrealized	Accumulated
	Income	Income	Late Year Loss	Forwards	Appreciation	Earnings/(Deficits)
Sierra Core Retirement Fund	$912,269	$170,560	$—	$(8,776,916)	$21,191,298	$13,497,211
Sierra Strategic Income Fund	230,536	43,235	—	(2,117,927)	18,934,678	17,090,522

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales.

At September 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Sierra Core Retirement Fund	$8,776,916	$—	$8,776,916
Sierra Strategic Income Fund	2,117,927	—	2,117,927

Permanent book and tax differences, primarily attributable to tax adjustments for partnerships, resulted in reclassification for the six months ended September 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Sierra Core Retirement Fund	$—	$(5,719)	$5,719
Sierra Strategic Income Fund	—	—	—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sierra Tactical All Asset Fund	$576,582,458	$5,225,784	$(2,560,981)	$2,664,803
Sierra Strategic Income Fund	1,069,625,951	9,266,655	(6,106,719)	3,159,936

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Strategic Income Fund	Class A	0.0511	3/27/2018	3/28/2018
Sierra Strategic Income Fund	Class C	0.0412	3/27/2018	3/28/2018
Sierra Strategic Income Fund	Class I	0.0509	3/27/2018	3/28/2018
Sierra Strategic Income Fund	Class R	0.5770	3/27/2018	3/28/2018
Sierra Strategic Income Fund	Class Y	0.0579	3/27/2018	3/28/2018

Sierra Strategic Income Fund	Class A	0.0456	4/27/2018	4/30/2018
Sierra Strategic Income Fund	Class C	0.0353	4/27/2018	4/30/2018
Sierra Strategic Income Fund	Class I	0.0459	4/27/2018	4/30/2018
Sierra Strategic Income Fund	Class R	0.0525	4/27/2018	4/30/2018
Sierra Strategic Income Fund	Class Y	0.0523	4/27/2018	4/30/2018

Effective April 16, 2018, the name of the Sierra Strategic Income Fund will be changed to Sierra Tactical Core Income Fund.

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
Actual	10/1/2017	3/31/2018	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Sierra Tactical All Asset Class A	$1,000.00	$1,006.80	$8.56	1.71%
Sierra Tactical All Asset Class C	1,000.00	1,003.00	12.29	2.46%
Sierra Tactical All Asset Class I	1,000.00	1,006.40	7.70	1.54%
Sierra Tactical All Asset Class R	1,000.00	1,008.10	7.32	1.46%
Sierra Tactical All Asset Class A1	1,000.00	1,006.00	9.31	1.86%
Sierra Tactical All Asset Class I1	1,000.00	1,005.80	9.31	1.86%
Sierra Strategic Income Class A	1,000.00	1,000.40	6.72	1.35%
Sierra Strategic Income Class C	1,000.00	997.60	9.68	1.94%
Sierra Strategic Income Class I	1,000.00	1,000.40	6.72	1.35%
Sierra Strategic Income Class R	1,000.00	1,002.40	4.71	0.94%
Sierra Strategic Income Class Y	1,000.00	1,002.80	4.69	0.94%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2018

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2017	3/31/2018	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Sierra Tactical All Asset Class A	$1,000.00	$1,016.40	$8.60	1.71%
Sierra Tactical All Asset Class C	1,000.00	1,012.66	12.35	2.46%
Sierra Tactical All Asset Class I	1,000.00	1,017.25	7.75	1.54%
Sierra Tactical All Asset Class R	1,000.00	1,017.64	7.35	1.46%
Sierra Tactical All Asset Class A1	1,000.00	1,015.65	9.35	1.86%
Sierra Tactical All Asset Class I1	1,000.00	1,015.65	9.36	1.86%
Sierra Strategic Income Class A	1,000.00	1,018.22	6.78	1.35%
Sierra Strategic Income Class C	1,000.00	1,015.24	9.77	1.94%
Sierra Strategic Income Class I	1,000.00	1,018.21	6.78	1.35%
Sierra Strategic Income Class R	1,000.00	1,020.22	4.76	0.94%
Sierra Strategic Income Class Y	1,000.00	1,020.24	4.73	0.94%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd. Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/08/18